Current Assets - Prepayments	6 Months Ended
Dec. 31, 2021
Current prepayments [abstract]
Current Assets - Prepayments
Note 9. Current Assets - Prepayments

	December 31, 2021	June 30, 2021
	US$	US$
R&D Contract Research Organization	14,661,943	12,551,398
Insurance	2,649,328	1,820,059
Other prepayments	27,663	14,698

Total current prepayments	17,338,934	14,386,155